PGIM Jennison Global Infrastructure Fund
Schedule of Investments as of July 31, 2026 (unaudited)
Description	Shares	Value
Long-Term Investments 97.8%
Common Stocks
Australia 3.4%
NEXTDC Ltd.*	106,267	$999,505
Transurban Group, UTS	91,804	953,363
		1,952,868
Belgium 2.8%
Elia Group SA/NV	11,043	1,582,294
Canada 6.3%
Canadian Pacific Kansas City Ltd. (XTSE)	8,359	742,492
Canadian Pacific Kansas City Ltd. (NYSE)	7,647	679,742
Enbridge, Inc.	10,150	552,300
South Bow Corp.	16,983	629,722
TC Energy Corp.	14,602	983,293
		3,587,549
France 1.8%
Getlink SE	20,022	427,124
Vinci SA	4,045	571,125
		998,249
Germany 4.8%
E.ON SE	59,261	1,276,676
Fraport AG Frankfurt Airport Services Worldwide	8,709	680,366
RWE AG	11,893	782,357
		2,739,399
India 1.7%
GMR Airports Ltd.*	523,388	577,156
Power Grid Corp. of India Ltd.	126,820	377,516
		954,672
Italy 3.4%
Enav SpA, 144A	74,175	433,185
Enel SpA	61,864	698,655
Italgas SpA	79,288	817,941
		1,949,781
Mexico 1.9%
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	49,038	1,066,409
Philippines 1.2%
International Container Terminal Services, Inc.	42,032	660,052
Spain 7.8%
Aena SME SA, 144A	37,134	1,144,762
Grenergy Renovables SA*	11,823	1,254,473
Naturgy Energy Group SA	17,005	567,285
Sacyr SA	266,958	1,451,211
		4,417,731
Switzerland 1.2%
Flughafen Zurich AG	2,261	664,626

PGIM Jennison Global Infrastructure Fund

PGIM Jennison Global Infrastructure Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description		Shares		Value
Common Stocks (Continued)
United Kingdom 4.0%
Centrica PLC			203,658	$425,444
National Grid PLC			76,839	1,229,874
SSE PLC			18,922	597,811
				2,253,129
United States 57.5%
Ameren Corp.			8,200	898,802
American Electric Power Co., Inc.			8,830	1,128,916
American Tower Corp., REIT			3,254	564,113
Atmos Energy Corp.			4,049	699,586
CenterPoint Energy, Inc.			27,137	1,140,840
Cheniere Energy, Inc.			5,113	1,347,633
Constellation Energy Corp.			4,516	1,186,579
CSX Corp.			40,443	2,038,327
Digital Realty Trust, Inc., REIT			3,066	578,002
DT Midstream, Inc.			3,956	545,928
Entergy Corp.			20,112	2,164,453
Equinix, Inc., REIT			576	587,105
Ferrovial NV			36,514	2,391,887
Kinder Morgan, Inc.			32,995	1,061,779
NextEra Energy, Inc.			35,037	3,045,416
NiSource, Inc.			24,284	1,078,938
Norfolk Southern Corp.			1,631	547,168
PG&E Corp.			35,433	615,826
PPL Corp.			20,866	734,692
Sempra			14,341	1,269,896
Southern Co. (The)			18,528	1,751,637
Space Exploration Technologies Corp. (Class A Stock)*(a)			2,915	315,899
Targa Resources Corp.			4,627	1,251,002
Union Pacific Corp.			3,071	897,131
Vistra Corp.			6,392	947,231
Waste Connections, Inc.			2,706	452,930
Williams Cos., Inc. (The)			30,551	2,185,619
Xcel Energy, Inc.			14,282	1,116,852
				32,544,187

Total Long-Term Investments (cost $39,636,128)				55,370,946
Short-Term Investments 2.5%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 3.777%)(wb)	1,097,786	1,097,786
PGIM Institutional Money Market Fund (7-day effective yield 3.854%) (cost $310,581; includes $309,108 of cash collateral for securities on loan)(b)(wb)	310,806	310,557

Total Short-Term Investments (cost $1,408,367)				1,408,343

TOTAL INVESTMENTS 100.3% (cost $41,044,495)				56,779,289
Liabilities in excess of other assets (0.3)%				(163,898)

Net Assets 100.0%				$56,615,391

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
NYSE—New York Stock Exchange

PGIM Jennison Global Infrastructure Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
REITs—Real Estate Investment Trust
UTS—Unit Trust Security
XTSE—Toronto Stock Exchange

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $292,599; cash collateral of $309,108 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
3
PGIM Jennison Global Infrastructure Fund